UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21522

BlackRock S&P Quality Rankings Global Equity Managed Trust

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock S&P Quality Rankings Global Equity Managed Trust
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end:	October 31, 2004

Date of reporting period:	July 31, 2004

Item 1. Schedule of Investments

The Trust's schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2004

BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)

Shares	Description	Value

	COMMON STOCKS— 98.5%
	Australia—6.3%
137,900	Gunns Ltd.	$ 1,310,473
79,000	National Australia Bank Ltd.	1,475,482
126,100	Santos Ltd.	640,232
87,600	TABCORP Holdings Ltd.	857,007
59,000	Wesfarmers Ltd.	1,218,045

	Total Australia	5,501,239

	Austria—0.7%
7,500	Boehler-Uddeholm AG	600,560

	Canada—3.0%
18,400	Royal Bank of Canada	851,467
52,400	Toronto-Dominion Bank	1,746,667

	Total Canada	2,598,134

	Denmark—1.2%
46,300	Danske Bank A/S	1,066,483

	France—3.9%
19,200	AXA	394,587
19,400	M6-Metropole Television	487,920
17,300	Pinault-Printemps-Redoute	1,688,135
4,300	Total SA	835,047

	Total France	3,405,689

	Germany—0.7%
10,500	BASF AG	558,753

	Hong Kong—1.4%
22,600	Hang Seng Bank Ltd.	289,025
204,500	Hong Kong Electric Holding	873,075

	Total Hong Kong	1,162,100

	Japan—0.8%
17,300	Toyota Motor Corp.	695,384

	Netherlands—2.3%
104,100	Koninklijke (Royal) KPN NV	769,533
24,800	Royal Dutch Petroleum Co.	1,244,180

	Total Netherlands	2,013,713

	Norway—0.9%
116,700	DNB NOR ASA	800,051

	Singapore—1.0%
359,000	Singapore Press Holdings Ltd.	897,109

	Sweden—1.5%
81,300	Ratos AB	1,313,700

	United Kingdom—9.4%
55,300	Alliance & Leicester PLC	852,750
195,000	Barclays PLC	1,631,146
79,200	D.F.S. Furniture Co. PLC	633,692
232,500	Electrocomponents PLC	1,385,690
33,500	Gallaher Group PLC	398,708
41,700	GlaxoSmithKline PLC	847,012
46,100	Jardine Lloyd Thompson Group	375,560
66,900	Scottish & Southern Energy	874,084
124,500	United Utilities PLC	1,167,074

	Total United Kingdom	8,165,716

BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY) (continued)

Shares	Description	Value

	United States—65.4%
	Aero & Defense—0.7%
6,900	United Technologies Corp.	$ 645,150

	Consumer Products—4.5%
43,100	Altria Group, Inc.	2,051,560
8,100	Coca-Cola Co., The	355,266
23,800	ConAgra Foods, Inc.	618,800
21,900	UST, Inc.	831,105

		3,856,731

	Conglomerates—2.5%
66,000	General Electric Co.	2,194,500

	Energy—11.3%
44,100	Ameren Corp.	1,970,829
6,400	ChevronTexaco Corp.	612,160
32,200	DPL, Inc.	642,390
91,100	Duke Energy Corp.	1,958,650
9,400	Exxon Mobil Corp.	435,220
17,400	Nicor, Inc.	576,114
41,400	OGE Energy Corp.	1,030,446
10,700	Progress Energy, Inc.	450,898
8,600	Public Service Enterprise Group, Inc.	335,400
138,100	TECO Energy, Inc.	1,781,490

		9,793,597

	Finance & Banking—9.8%
55,700	Allied Capital Corp.	1,373,005
24,800	Bank of America Corp.	2,108,248
44,400	Citigroup, Inc.	1,957,596
5,900	Comerica, Inc.	344,973
17,300	Keycorp	522,114
14,000	Marsh & McLennan Cos, Inc.	621,320
13,800	Wachovia Corp.	611,478
17,600	Washington Federal, Inc.	440,880
14,100	Washington Mutual, Inc.	547,080

		8,526,694

	Heath Care—4.2%
102,100	Bristol-Myers Squibb Co	2,338,090
15,800	Merck & Co., Inc.	716,530
17,000	Pfizer, Inc.	543,320

		3,597,940

	Industrial—2.0%
22,600	Emerson Electric Co.	1,371,820
14,000	GATX Corp.	356,720

		1,728,540

	Real Estate—20.1%
68,300	AMLI Residential Properties Trust	1,971,821
16,500	Agree Realty Corp.	410,685
11,200	Colonial Properties Trust	425,600
13,300	Duke Realty Corp.	409,108
14,400	Equity Residential	425,520
60,200	First Industrial Realty Trust, Inc.	2,205,728
36,900	Healthcare Realty Trust, Inc.	1,332,828
41,100	Health Care REIT, Inc.	1,326,297
16,900	Kimco Realty Corp.	812,890
10,800	Liberty Property Trust	414,720
114,100	Nationwide Health Properties, Inc.	2,179,310
17,800	New Plan Excel Realty Trust	422,750
83,200	Reckson Associates Realty Corp.	2,305,472
83,100	Thornburg Mortgage, Inc.	2,304,363
7,900	Vornado Realty Trust	458,911

		17,406,003

BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY) (concluded)

Shares		Description	Value

		Technology—5.5%
20,400	[1]	Cisco Systems, Inc.	$ 425,544
19,300		Hewlett-Packard Co.	388,895
41,400		Intel Corp.	1,009,332
4,600		International Business Machines Corp.	400,522
10,600		Linear Technology Corp.	414,460
62,200		Microsoft Corp.	1,770,212
9,300		Pitney Bowes, Inc.	392,460

			4,801,425

		Telecommunications—4.8%
62,600		BellSouth Corp.	1,695,834
88,800		SBC Communications, Inc.	2,250,192
13,500		Sprint Corp.	252,180

			4,198,206

		Total United States	56,748,786

		Total Common Stocks (cost $85,454,694)	85,527,417

		Money Market Fund—1.2%
1,040,830		Fidelity Institutional Money Market Prime Portfolio (cost $1,040,830)	1,040,830

		Total Investments—99.7% (cost $86,495,524)	86,568,247
		Assets in excess of liabilities—0.3%	228,588

		Net Assets—100.0%	$ 86,796,835

		[1] Non-incoming producing security.

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock S&P Quality Rankings Global Equity Managed Trust

By:	/s/ Henry Gabbay

Name:	Henry Gabbay
Title:	Treasurer
Date:	September 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito

Name:	Robert S. Kapito
Title:	Principal Executive Officer
Date:	September 28, 2004

By:	/s/ Henry Gabbay

Name:	Henry Gabbay
Title:	Principal Financial Officer
Date:	September 28, 2004